JEFFREY R. VETTER	May 1, 2015	EMAIL JVETTER@FENWICK.COM Direct Dial (650) 335-7631

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director Ivan Griswold, Attorney-Advisor Stephen Krikorian, Accounting Branch Chief Morgan Youngwood, Staff Accountant

Re:	Fitbit, Inc.

Amendment No. 1 to Draft Registration Statement on Form S-1

Submitted April 8, 2015

CIK No. 0001447599

Ladies and Gentlemen:

On behalf of Fitbit, Inc. (the “Company”), we are concurrently transmitting herewith Confidential Submission No. 3 (“Draft No. 3”) to the Draft Registration Statement on Form S-1 (CIK No. 0001447599) initially confidentially submitted by the Company to the U.S. Securities and Exchange Commission (the “Commission”) on March 3, 2015 (the “Draft Registration Statement”). In this letter, we respond to the comments of the staff of the Commission (the “Staff”) contained in the Staff’s letter dated April 24, 2015 (the “Letter”) with respect to Confidential Submission No. 2 to the Draft Registration Statement submitted by the Company to the Commission on April 8, 2015 (“Draft No. 2”). The numbered paragraphs below correspond to the numbered comments in the Letter and the Staff’s comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight courier four copies of Draft No. 3 in paper format, marked to show changes from Draft No. 2.

In addition to addressing the comments raised by the Staff in the Letter, the Company has revised Draft No. 2 to update certain other disclosures, which primarily consist of updating the financial statements to include interim financial statements as of March 31, 2015 and for the quarters ended March 31, 2014 and 2015, Management’s Discussion and Analysis of Financial Condition and Results of Operations and other related disclosures.

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U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

Prospectus Summary

Our Market Opportunity, page 3

1.	We note your response to prior comment 6. Please balance your disclosure to briefly identify the most significant challenges to expanding your solutions to cover the broader health and fitness market.

In response to the Staff’s comment, the Company has revised its disclosure on pages 4 and 87 of Draft No. 3.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Business Metrics, page 56

2.	We note your response to prior comment 11, where you state that you do not use retention rates as a key metric in evaluating your business. Please tell us how you evaluate the extent to which registered users remain active on your platform, and the frequency with which your registered users replace or upgrade their devices. Lastly, to the extent that you do not track such user activity, tell us how you consider whether prior purchases of your solutions results in any corresponding reductions in the size of your addressable market.

The Company respectfully advises the Staff that the Company does not currently specifically track the extent to which registered users remain active on its platform. Instead, the Company uses the metric of paid active users to monitor and evaluate the extent to which its users remain active and engaged on its platform. Paid active users are those users who, within three months prior to the date of measurement, have a Fitbit Premium or FitStar subscription or have paired or logged activity on the platform with a device. To the extent that a user does not satisfy these requirements as of a particular date of measurement, they are no longer counted as a paid active user and, accordingly, the paid active users metric serves as a direct indicator of aggregate user activity and engagement on the Company’s platform. The Company believes that the paid active users metric represents the base of registered users with which the Company has the most direct connection and who are engaged and active on the platform. The Company believes that the number of registered users does not serve as a useful indicator of user activity because it includes users who are no longer as active on the platform, including those users who may have purchased a device when the Company’s platform was in its early stages of development but no longer use it, those who have lost devices, or, as is the case with some health club members, those who have lost interest in fitness tracking or ceased such activity after achieving short-term goals. To the extent that the Company experienced a decline in registered users who remain active on the platform, such a decline would be reflected in the paid active users metric. The Company presents the number of registered users in the Draft Registration Statement merely as an illustration of the overall size of the Company’s community of users. As the Company’s user growth rate declines over time and as the Company develops new products, the Company may consider additional metrics to evaluate the extent to which users remain active on the platform and the frequency with which they replace or upgrade their devices.

U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

The Company further advises the Staff that it does not evaluate the frequency with which registered users or paid active users replace or upgrade their devices. The Company advises the Staff that it believes that the Company’s penetration levels are still relatively low and, accordingly, the Company believes that prior purchases of the Company’s devices have had an immaterial effect on the size of the Company’s addressable market to date. Moreover, the Company has rapidly expanded the development of the Company’s platform in recent periods through the introduction of a variety of new connected health and fitness devices with more functionality and features than its older devices, as well as through the addition of service offerings. As new devices are introduced, existing users have purchased, and may continue to purchase, these devices as a substitute for or complement to their existing devices. Accordingly, the Company believes that prior purchases by users do not necessarily result in corresponding reductions in the size of the Company’s addressable market.

Paid Active Users, page 56

3.	Please expand to describe how you count users who own multiple devices.

In response to the Staff’s comment, the Company has revised its disclosure on page 57 of Draft No. 3.

Critical Accounting Policies and Estimates

Stock-Based Compensation

Common stock valuations, page 75

4.	We are continuing to evaluate your response to prior comment 28 of our letter dated March 30, 2015.

The Company acknowledges that the Staff continues to evaluate the Company’s response to prior comment 28. The Company intends to advise the Staff of a preliminary proposed initial public offering price range when it is discussed with the underwriters in mid-May.

Our Commitment to Privacy, page 91

5.	We note your response to prior comment 8 where you state that you do not currently share information such as heart rate data or geolocation data with employers under your corporate wellness offerings and do not intend to share such data in the future without specific employee consent. Please expand your disclosure to include this information.

In response to the Staff’s comment, the Company has revised its disclosure on page 96 of Draft No. 3.

6.	We note your response to prior comment 32. Please further expand your disclosure to briefly describe the types of civil litigation where personal user information has been requested from the company.

U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

The Company advises the Staff that personal user information has not been requested from the Company to date in connection with civil litigation, and thus the Company has not revised the disclosure on page 96 of Draft No. 3. This disclosure is included in the Draft Registration Statement merely to describe the possible limited circumstances under which the Company may share personally identifiable data with third parties without specific consent.

Business

Director Independence, page 99

7.	You disclose that Jonathan Callaghan, a member of your compensation committee, is a managing partner of True Ventures. Affiliates of True Ventures currently own 22.6% of your common stock. Please provide us with your analysis in support of the board’s determination that Mr. Callaghan will satisfy the requirements for independence under the rules of the New York Stock Exchange and the Commission. In this regard, explain to us how you concluded Mr. Callaghan is independent for purposes of Exchange Act Rule 10C-1(b)(1).

In making the determination that Mr. Callaghan is independent under the rules of the New York Stock Exchange (the “NYSE”) and the Commission, the Company’s board of directors (the “Board”) broadly considered all relevant facts and circumstances, including Mr. Callaghan’s affiliation with True Ventures, a private venture capital firm that invests in technology startup companies and is a significant stockholder of the Company and for which Mr. Callaghan currently serves as a managing partner, as well as Mr. Callaghan’s relationship with the Company’s management. According to NYSE’s commentary to NYSE Rule Section 303A.02, because the concern is a director’s independence from management, including persons or organizations with which the director has an affiliation, the NYSE does not view ownership of even a significant amount of stock, by itself, as a bar to an independence finding. The Company advises the Staff that True Ventures’ involvement with the Company has solely been as an investor of the Company and that Mr. Callaghan’s relationship with the Company has solely been through his capacity as member of the Board appointed by True Ventures. The Company is not aware of any other relationship between it, the Company’s management, True Ventures, and Mr. Callaghan, including the disqualifying circumstances set forth in NYSE Rule Section 303A.02(b), which would suggest that Mr. Callaghan has a material relationship with the Company or its management. Moreover, the Board believes that Mr. Callaghan’s affiliation with True Ventures aligns his interests with those of other stockholders, including in his capacity as a member of the Company’s compensation committee where he has an opportunity to participate in the determination of management’s compensation.

In affirmatively determining the independence of Mr. Callaghan in accordance with the rules of the NYSE and the Commission, including Rule 10C-1(b)(1) of the Securities Exchange Act of 1934, as amended, the Board considered all factors specifically relevant to determining whether Mr. Callaghan had a relationship to the Company that was material to his ability to be independent from management in connection with the duties of a compensation committee member, including, but not limited to the source of his compensation and whether Mr. Callaghan is affiliated with the Company, a subsidiary of the Company, or an affiliate of a subsidiary of the Company. The Company respectfully advises the Staff that Mr. Callaghan has not and will not receive any compensation prior to the Company’s contemplated public offering and, following the offering, will only receive compensation commensurate with what is paid to the other non-employee members of the Board for service as Board members. Moreover, the

U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

Board does not believe that Mr. Callaghan has a relationship with the Company that places him under the direct or indirect control of the Company or its management or that would create a relationship which would impair his ability to make independent judgments about the Company’s executive compensation.

Consolidated Financial Statements

Note 3. Significant Accounting Policies

Revenue Recognition, page F-13

8.	We note your response to prior comment 37. Please explain in greater detail why you believe that the free product enhancements and bug fixes do not represent a separate unit of accounting. Please describe the nature of your free product enhancements and bug fixes. In this regard, clarify whether any of the enhancements are adding functionality to your product. Clarify your statement that indicates the bug fixes are provided to ensure that your devices are performing in accordance with published specifications. As part of your response, tell us how you considered the guidance in ASC 605-25-25-5 to determine whether firmware updates should be considered a separate unit of accounting.

The Company respectfully advises the Staff that through December 31, 2014, the Company only provided firmware updates related to bug fixes to maintain the accuracy of the devices and ensure the devices, the online dashboard, and mobile apps were performing in accordance with published specifications. Prior to December 31, 2014, the Company had not added any new functionality to the devices nor communicated plans to provide any new functionality beyond published device specifications.

The Company has provided bug fixes relating to the following areas between 2012 and 2014 to ensure performance within published specifications:

•	battery life;
•	product syncing;
•	step-count;
•	boot time;
•	alarm;
•	time displayed; and
•	distance recorded.

The Company believes that such bug fixes have not provided additional functionality to the devices and, therefore, the Company respectfully advises the Staff that it considered the guidance within ASC 605-25-25-5 and concluded that it was not applicable. The Company believes that providing bug fixes free of charge that are necessary to maintain compliance with published specifications should be accounted for in accordance with ASC 450, Contingencies. Accordingly, the release of bug fixes is not viewed by the Company as a deliverable to be evaluated under the guidance of ASC 605-25-25-5.

U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

The Company also submits to the Staff that in the first quarter of 2015, the Company publicly announced that it would deliver certain free product enhancements through firmware updates for certain devices through a variety of media. The Company believes that this announcement created an implied obligation to, from time to time, provide future unspecified firmware upgrades to improve and add new functionality to certain of the Company’s connected health and fitness devices. As such, the Company concluded that these unspecified firmware upgrades represent a separate unit of accounting and began to account for this implied obligation in the first quarter of 2015. The Company has revised its disclosures on pages 75 and F-15 to disclose this as a separate unit of accounting.

9.	Tell us how you account for the sale of third-party apps sold through your platform. In this regard, we note that third-party developers create health and fitness apps that interact with your platform. Clarify how you earn revenue, if any, for these developers including any revenue sharing agreements.

The Company advises the Staff that it does not sell third-party apps through the Company’s platform. While the Company allows third-party developers to interact with the platform, it does not charge for the right to use the application programming interface or otherwise generate revenue from such interactions, and as such, there is no impact on revenue recognition.

Rights of Return, Stock Rotation Rights, and Price Protection, page F-14

10.	We note your response to prior comment 40. Please revise your disclosures to clarify that revenues associated with sales through your network of retailers and distributors are substantially recognized on a sell-in basis. In addition, expand your disclosures to explain how you comply with all the requirements in ASC 605-15-25-1 and 3 and SAB Topic 13.A.4.b.

The Company submits to the Staff that it has revised its disclosure on pages 75 and F-15 of Draft No. 3 to clarify that revenue associated with sales through its network of retailers and distributors are substantially recognized on a sell-in basis. In addition, the Company has revised its disclosure on pages 76 and F-16 of Draft No. 3 to explain that the Company complies with all the requirements in ASC 605-15-25-1 and 3 and SAB Topic 13.A.4.b.

Note 6. Balance Sheet Components

Accounts Receivable Reserves, page F-19

11.	We note your response to prior comment 41. Please explain why your product revenue reserve was below your expected range of 5% to 7% as of December 31, 2014.

The Company advises the Staff that it typically experiences a three-to-four month lag in returns from time of purchase. The product revenue reserve balance as of December 31, 2014 of $26.6 million represents expected returns to be received within three-to-four months of December 31, 2014, and as a percentage of net revenue for the fourth quarter of 2014 of $370.2 million, was 7%, which is in line with the expected return rate range of 5% to 7%.

U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

Accrued Liabilities, page F-21

12.	We note from your response to prior comment 42 that the product warranty reserve does not include the reserve for costs incurred as a result of the Fitbit Force recall. Please explain how you considered the Fitbit Force recall in determining the amount to record for your product warranty reserve. In this respect, we note that your product warranty reserve is based on historical patterns of sales and settlement claims.

The Company believes the recall was an isolated event that is not probable of recurring, and therefore should not impact the assessment of the warranty reserve. The Company respectfully advises the Staff that it has not considered the Fitbit Force recall as part of historical warranty experience as the Fitbit Force products were refunded or credited for the price paid and not repaired or replaced under the Company’s standard warranty agreement. The Company respectfully submits to the Staff that the Fitbit Force recall was conducted in conjunction with U.S. Consumer Product Safety Commission and was governed under rules and regulations of all product recalls. The Company believes it has adequately addressed the issues of potential allergic reactions which led to the Fitbit Force recall in all other devices. The Company submits to the Staff that it has revised its disclosure on pages 77 and F-17 to clarify that the product warranty reserve does not consider the impact of the Fitbit Force recall on historical patterns.

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U.S. Securities and Exchange Commission

Division of Corporation Finance

May 1, 2015

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact me at (650) 335-7631 or, in my absence, James D. Evans at (206) 389-4559.

Sincerely,

/s/ Jeffrey R. Vetter

Jeffrey R. Vetter

cc:	Via E-mail

James Park

William Zerella

Andy Missan, Esq.

Juliana Chen, Esq.

Cynthia C. Hess, Esq.

James D. Evans, Esq.

Ran D. Ben-Tzur, Esq.

Rezwan D. Pavri, Esq.

Richard A. Kline, Esq.